Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Goehring & Rozencwajg Investment Funds
Entity Central Index Key	0001680255
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000173812
Shareholder Report [Line Items]
Fund Name	Goehring & Rozencwajg Resources Fund
Class Name	INSTITUTIONAL
Trading Symbol	GRHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goehring & Rozencwajg Resources Fund - Institutional for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gr-funds.com/. You can also request this information by contacting us at 1-844-464-6467.
Additional Information Phone Number	1-844-464-6467
Additional Information Website	https://www.gr-funds.com/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Goehring & Rozencwajg Resources Fund - Institutional	$124	0.92%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	0.92%
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Institutional	1 Year	5 Year	Since Inception
Institutional (Incep. December 29, 2016)	69.94%	22.21%	11.51%
MSCI All Country World Index	30.27%	11.45%	12.95%
MSCI World Index	27.49%	11.96%	13.28%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.  Call 1-866-759-5679 for current month-end performance.

Performance Inception Date	Dec. 29, 2016
AssetsNet	$ 1,090,671,804
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 7,024,094
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$1,090,671,804 Number of Portfolio Holdings85 Portfolio Turnover Rate26% Advisory Fees Paid$7,024,094
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.8%
Materials	48.7%
Energy	49.5%

INDUSTRY WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.8%
Chemicals	0.4%
Agricultural Chemicals	4.0%
Base Metal	9.4%
Oil & Gas Services & Equipment	21.3%
Oil & Gas Producers	28.2%
Metals & Mining	34.9%

COUNTRY WEIGHTINGS

(as a % of Total Investments)

Table Summary
Value	Value
United States	48.9
Canada	30.4
South Africa	8.2
Bermuda	5.1
United Kingdom	3.0
Australia	2.2
Kazakhstan	0.7
Russia	0.0

ASSET CLASS WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
Common Stock	96.3%
Mutual Fund	1.5%
Rights and Warrants	0.4%
Cash, Cash Equivalents, & Other Net Assets	1.8%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material fund changes during the reporting period.
C000173813
Shareholder Report [Line Items]
Fund Name	Goehring & Rozencwajg Resources Fund
Class Name	RETAIL
Trading Symbol	GRHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goehring & Rozencwajg Resources Fund - Retail for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gr-funds.com/. You can also request this information by contacting us at 1-844-464-6467.
Additional Information Phone Number	1-844-464-6467
Additional Information Website	https://www.gr-funds.com/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Goehring & Rozencwajg Resources Fund - Retail	$168	1.25%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.25%
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Retail	1 Year	5 Year	Since Inception
Retail (Incep. December 29, 2016)	69.51%	21.82%	11.15%
MSCI All Country World Index	30.27%	11.45%	12.95%
MSCI World Index	27.49%	11.96%	13.28%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.  Call 1-866-759-5679 for current month-end performance.

Performance Inception Date	Dec. 29, 2016
AssetsNet	$ 1,090,671,804
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 7,024,094
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$1,090,671,804 Number of Portfolio Holdings85 Portfolio Turnover Rate26% Advisory Fees Paid$7,024,094
Holdings [Text Block]

SECTOR WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.8%
Materials	48.7%
Energy	49.5%

INDUSTRY WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.8%
Chemicals	0.4%
Agricultural Chemicals	4.0%
Base Metal	9.4%
Oil & Gas Services & Equipment	21.3%
Oil & Gas Producers	28.2%
Metals & Mining	34.9%

COUNTRY WEIGHTINGS

(as a % of Total Investments)

Table Summary
Value	Value
United States	48.9
Canada	30.4
South Africa	8.2
Bermuda	5.1
United Kingdom	3.0
Australia	2.2
Kazakhstan	0.7
Russia	0.0

ASSET CLASS WEIGHTINGS

(as a % of Net Assets)

Table Summary
Value	Value
Common Stock	96.3%
Mutual Fund	1.5%
Rights and Warrants	0.4%
Cash, Cash Equivalents, & Other Net Assets	1.8%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material fund changes during the reporting period.